Summary of Significant Accounting Policies - Schedule of Changes in Advance from Clients (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Changes in Advance From Clients [Abstract]
Advance from clients, beginning of the period	$ 489,523	$ 626,851	$ 187,630
Revenue deferred during the period	181,677	485,860	633,483
Recognition of revenue deferred in prior periods	(266,064)	(510,625)	(181,452)
Foreign currency translation adjustment	27,239	(41,495)	(12,810)
Subtotal	432,375	560,591	626,851
Less: advanced from clients of disposal subsidiaries		71,068
Advance from clients, end of the period	$ 432,375	$ 489,523	$ 626,851